Business Combinations - Schedule of fair value of assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	Apr. 14, 2022	Oct. 04, 2021
Neura Acquisition [Member]
Business Acquisition [Line Items]
Net tangible assets and liabilities assumed (current and non-current)		$ (205)
Fair value of net assets acquired	$ 31,349	46,816
The Floow Acquisition [Member]
Business Acquisition [Line Items]
Net tangible assets and liabilities assumed (current and non-current)	(1,355)
Customer Relationships [Member] | The Floow Acquisition [Member]
Business Acquisition [Line Items]
Fair value of net assets acquired	$ 9,454
Useful life	8 years
Technology [Member] | Neura Acquisition [Member]
Business Acquisition [Line Items]
Fair value of net assets acquired		10,021
Technology [Member] | The Floow Acquisition [Member]
Business Acquisition [Line Items]
Fair value of net assets acquired	$ 7,881
Useful life	5 years
Trademark [Member] | The Floow Acquisition [Member]
Business Acquisition [Line Items]
Fair value of net assets acquired	$ 435
Useful life	2 years
Goodwill [Member] | Neura Acquisition [Member]
Business Acquisition [Line Items]
Fair value of net assets acquired		$ 37,000
Goodwill [Member] | The Floow Acquisition [Member]
Business Acquisition [Line Items]
Fair value of net assets acquired	$ 14,934